Assets for Rights of Use and Lease Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Assets for Rights of Use and Lease Liabilities
9.	ASSETS FOR RIGHTS OF USE AND LEASE LIABILITIES
Group as a lessee
The Group has lease contracts for various items of plant, machinery, vehicles and other equipment used in its operations. Leases of plant and machinery generally have lease terms between 3 and 20 years, while motor vehicles and other equipment generally have lease terms between 3 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.
The Group also has certain leases of machinery, office equipment and offices with lease terms of 12 months or less and leases of office equipment with a low value. The Group applies the ‘short-term lease’ and ‘lease of low-value
assets’ (less than Euros 5,000) recognition exemptions for these kinds of leases.

a)	Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In Euros)	Buildings	Vehicles	Other assets	Total
Balance at 31 December 2019	3,449,947	125,923	377,897	3,953,767

Additions	—	406,486	171,174	577,660
Depreciation for the year	(467,024)	(103,307)	(110,551)	(680,882)
Translation differences	(5,784)	—	—	(5,784)

Balance at 31 December 2020	2,977,139	429,102	438,520	3,844,761

Additions	15,060,329	859,964	502,565	16,422,858
Depreciation for the year	(1,216,056)	(323,306)	(222,116)	(1,761,478)
Translation differences	(2,198)	—	—	(2,198)

Balance at 31 December 2021	16,819,214	965,760	718,969	18,503,943

Main additions in 2021 correspond to the
20-year
agreement with “
Consorcio de la Zona Franca de Barcelona
”, and the leased offices in France and the United States of America. In August 2021, a
10-year
lease was agreed for the new offices located in Barcelona.

b)	Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In Euros)	Buildings	Vehicles	Other assets	Total

Balance at 31 December 2019	3,523,354	127,192	362,213	4,012,759

Additions to liabilities	—	406,486	171,174	577,660
Interest on lease liabilities	90,573	6,941	9,323	106,837
Lease payments	(329,263)	(107,957)	(136,824)	(574,044)
Translation differences	(5,871)	—	—	(5,871)

Balance at 31 December 2020	3,278,793	432,662	405,886	4,117,341

Additions to liabilities	15,060,329	859,964	502,565	16,422,858
Interest on lease liabilities	588,307	24,913	18,142	631,362
Lease payments	(810,667)	(348,668)	(300,063)	(1,459,398)
Translation differences	(2,407)	—	—	(2,407)

Balance at 31 December 2021	18,114,355	968,871	626,530	19,709,756

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
6 months or less	1,621,335	410,267
6 months to 1 year	1,654,623	420,355
From 1 to 2 years	3,254,949	710,533
From 2 to 5 years	9,488,975	1,803,965
More than 5 years	20,399,374	1,312,500

Total	36,419,256	4,657,620

Amounts

recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS
16
exemption applied) are as follows:

(In Euros)	2021	2020
Interest on lease liabilities (see note 22)	631,362	106,837
Expenses relating to short-term and low value leases (see note 20)	567,067	283,198
Of the leasing contracts, those related to vehicle rental do not have extension options, while WBX Towers and Zona France buildings included extension options that have been considered from the leasing start.